Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis

The following tables provide information related to the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Forward purchase agreement warrant liability	$—	$—	$4	$4
FPA put option liability	—	—	103	103
Warrant liability	332	—	—	332
	$332	$—	$107	$439
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable, net of current portion (related party)	$—	$—	$33,397	$33,397
Convertible notes payable, current portion (related party)	—	—	448	448
Warrant liability (related party)	—	—	127	127
	$—	$—	$33,972	$33,972

Schedule of Fair Value Measurements of Forward Purchase Agreement Assets

The fair values of the FPA put option liability and the forward purchase agreement warrant liability were estimated using Monte Carlo Simulation models, which are Level 3 fair value measurements. The following table presents the quantitative information regarding Level 3 fair value measurements of the FPA put option liability and the forward purchase agreement warrant liability:

December 31, 2023
Stock price	$1.81
Initial exercise price	$10.46
Remaining term (in years)	0.75
Risk-free rate	4.90%
The following table presents the quantitative information regarding Level 3 fair value measurements of the Series A Preferred Stock, which was valued at $10.98 per share.
September 29, 2023
Underlying stock price	$7.02
Exercise price	$11.50
Expected term (in years)	10.00
Expected volatility	48.9%

The following table presents the unobservable inputs of the warrant liability (related party):

December 31, 2022
Risk-free interest rate	3.9%
Expected dividend yield	0.0%
Expected term (in years)	9.5
Expected volatility	62.8%

Schedule of Valuation of the Convertible Notes

The significant inputs that were used in the valuation of the Convertible Notes are presented below (in thousands, except per share amounts):

December 31, 2022
Share price	$0.33
Discount rate	14.8%
Volatility	91.0%
Probability of qualified financing	5.0%
Probability of SPAC/IPO	25.0%
Probability of default	60.0%
Probability of held to maturity	10.0%
Recovery upon default (2012 and 2013 Convertible Notes)	$10,000

Schedule of Measured at Fair Value on a Recurring Basis

The following table summarizes the activity for the Company’s Level 3 instruments measured at fair value on a recurring basis (in thousands):

	Convertible Notes and Envoy Bridge Note (Related Party)	Warrant Liability (Related Party)	FPA Put Option Liability	Forward Purchase Agreement Warrant Liability
Balance as of December 31, 2022	$33,845	$127	$—	$—
Issuances	5,976	—	34	846
Change in fair value	13,332	104	69	(842)
Capital contribution	(14,678)	—	—	—
Conversion	(38,475)	(231)	—	—
Balance as of December 31, 2023	$—	$—	$103	$4